AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 96.4%
Common Stocks — 94.8%
Aerospace & Defense — 1.9%
Boeing Co. (The)	100,810	$15,034,803
Raytheon Co.	93,092	12,209,016
		27,243,819
Air Freight & Logistics — 2.2%
United Parcel Service, Inc. (Class B Stock)	340,806	31,838,096
Airlines — 0.8%
Southwest Airlines Co.	334,137	11,898,619
Auto Components — 0.5%
Magna International, Inc. (Canada)	219,621	7,010,302
Banks — 7.7%
Citigroup, Inc.	142,261	5,992,033
Fifth Third Bancorp	1,313,622	19,507,287
JPMorgan Chase & Co.	415,898	37,443,297
Signature Bank	102,763	8,261,117
Wells Fargo & Co.	1,496,411	42,946,996
		114,150,730
Beverages — 0.7%
PepsiCo, Inc.	89,685	10,771,168
Biotechnology — 2.5%
AbbVie, Inc.(a)	280,200	21,348,438
Gilead Sciences, Inc.	214,381	16,027,124
		37,375,562
Building Products — 0.6%
Fortune Brands Home & Security, Inc.	198,540	8,586,855
Capital Markets — 4.6%
Charles Schwab Corp. (The)(a)	415,600	13,972,472
Franklin Resources, Inc.(a)	326,433	5,448,167
Morgan Stanley(a)	1,031,532	35,072,088
State Street Corp.	243,200	12,955,264
		67,447,991
Chemicals — 2.0%
CF Industries Holdings, Inc.	459,638	12,502,153
DuPont de Nemours, Inc.	509,008	17,357,173
		29,859,326
Commercial Services & Supplies — 0.5%
Stericycle, Inc.*(a)	165,460	8,038,047
Communications Equipment — 1.6%
Cisco Systems, Inc.	612,718	24,085,945
Containers & Packaging — 1.4%
International Paper Co.	647,268	20,149,453
Diversified Financial Services — 0.6%
Equitable Holdings, Inc.	634,342	9,166,242
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	584,362	31,397,770
Electric Utilities — 6.1%
Edison International	369,041	20,219,756
NextEra Energy, Inc.	106,042	25,515,826
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Southern Co. (The)	827,068	$44,777,462
		90,513,044
Electrical Equipment — 0.6%
Rockwell Automation, Inc.(a)	53,600	8,088,776
Electronic Equipment, Instruments & Components — 0.6%
TE Connectivity Ltd.	130,224	8,201,508
Entertainment — 0.9%
Walt Disney Co. (The)	144,427	13,951,648
Equity Real Estate Investment Trusts (REITs) — 1.7%
SL Green Realty Corp.(a)	200,210	8,629,051
Weyerhaeuser Co.	940,325	15,938,509
		24,567,560
Food & Staples Retailing — 1.5%
Walmart, Inc.	200,501	22,780,924
Food Products — 4.1%
Bunge Ltd.	290,935	11,937,063
Conagra Brands, Inc.	625,492	18,351,935
Tyson Foods, Inc. (Class A Stock)	512,081	29,634,128
		59,923,126
Health Care Equipment & Supplies — 5.6%
Becton, Dickinson & Co.	92,386	21,227,531
Hologic, Inc.*	347,674	12,203,357
Medtronic PLC	414,717	37,399,179
Zimmer Biomet Holdings, Inc.	116,083	11,733,670
		82,563,737
Health Care Providers & Services — 2.0%
CVS Health Corp.	506,416	30,045,661
Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.(a)	117,150	1,542,866
Las Vegas Sands Corp.	187,184	7,949,704
McDonald’s Corp.(a)	17,600	2,910,160
Royal Caribbean Cruises Ltd.(a)	67,900	2,184,343
		14,587,073
Household Products — 1.6%
Kimberly-Clark Corp.	184,838	23,635,235
Industrial Conglomerates — 2.8%
General Electric Co.	5,179,279	41,123,475
Insurance — 6.6%
American International Group, Inc.	1,067,172	25,878,921
Chubb Ltd.	309,212	34,535,888
Marsh & McLennan Cos., Inc.	243,872	21,085,173
MetLife, Inc.	529,034	16,172,570
		97,672,552
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	32,458	9,205,089
Machinery — 1.1%
Cummins, Inc.	24,500	3,315,340
A1

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Illinois Tool Works, Inc.(a)	89,920	$12,779,430
		16,094,770
Media — 2.5%
Comcast Corp. (Class A Stock)	455,176	15,648,951
Fox Corp. (Class B Stock)	550,945	12,605,621
News Corp. (Class A Stock)	951,848	8,542,836
		36,797,408
Multiline Retail — 0.2%
Kohl’s Corp.(a)	190,789	2,783,611
Multi-Utilities — 1.3%
CenterPoint Energy, Inc.	680,275	10,510,249
Sempra Energy	76,574	8,652,096
		19,162,345
Oil, Gas & Consumable Fuels — 7.5%
ConocoPhillips	231,800	7,139,440
Exxon Mobil Corp.	460,733	17,494,032
Occidental Petroleum Corp.(a)	433,822	5,023,659
Pioneer Natural Resources Co.	133,202	9,344,120
TC Energy Corp. (Canada)	711,252	31,508,464
TOTAL SA (France), ADR	1,067,813	39,765,356
		110,275,071
Pharmaceuticals — 6.2%
Elanco Animal Health, Inc.*	361,101	8,085,051
Johnson & Johnson	299,286	39,245,373
Merck & Co., Inc.	120,960	9,306,663
Perrigo Co. PLC	294,044	14,140,576
Pfizer, Inc.	645,637	21,073,592
		91,851,255
Professional Services — 0.5%
Nielsen Holdings PLC(a)	573,738	7,194,675
Semiconductors & Semiconductor Equipment — 5.6%
Applied Materials, Inc.	493,262	22,601,265
NXP Semiconductors NV (Netherlands)	87,100	7,223,203
QUALCOMM, Inc.	509,883	34,493,585
Texas Instruments, Inc.(a)	186,759	18,662,827
		82,980,880
Software — 2.8%
Microsoft Corp.	261,138	41,184,074
Tobacco — 1.7%
Philip Morris International, Inc.	344,669	25,147,050

Total Common Stocks (cost $1,762,050,556)		1,399,350,472
Preferred Stocks — 1.6%
Electric Utilities — 0.5%
Southern Co. (The), CVT, 6.750%	153,252	6,804,389
Health Care Equipment & Supplies — 0.3%
Becton, Dickinson & Co., Series A, CVT, 6.125%	75,427	3,943,323
	Shares	Value

Preferred Stocks (continued)
Multi-Utilities — 0.8%
Sempra Energy, Series A, CVT, 6.000%	104,426	$9,661,493
Sempra Energy, Series B, CVT, 6.750%(a)	24,617	2,312,275
		11,973,768
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%*(a)	19,492	801,901

Total Preferred Stocks (cost $26,700,013)		23,523,381

Total Long-Term Investments (cost $1,788,750,569)		1,422,873,853
Short-Term Investments — 10.4%
Affiliated Mutual Fund — 8.4%
PGIM Institutional Money Market Fund (cost $124,409,011; includes $124,242,954 of cash collateral for securities on loan)(b)(w)	124,597,842	124,398,486
Unaffiliated Fund — 2.0%
JPMorgan US Government Money Market Fund	29,363,122	29,363,122
(cost $29,363,122)

Total Short-Term Investments (cost $153,772,133)		153,761,608

TOTAL INVESTMENTS—106.8% (cost $1,942,522,702)		1,576,635,461

Liabilities in excess of other assets — (6.8)%		(100,326,296)

Net Assets — 100.0%		$1,476,309,165

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
CVT	Convertible Security
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $118,979,732; cash collateral of $124,242,954 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

A2

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3